Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Gross carrying amounts, beginning balance	$ 4,976,391	$ 5,259,515
Gross carrying amounts, Foreign currency translation	7,701	(283,124)
Gross carrying amounts, ending balance	4,984,092	4,976,391
Accumulated amortization, beginning balance	4,916,470	4,450,808
Accumulated amortization, Amortization expense	53,076	734,150
Accumulated amortization, Foreign currency translation	6,977	(268,488)
Accumulated amortization, ending balance	4,976,523	4,916,470
Total amortized intangible assets, net	7,569	59,921
Software and Software Development Costs [Member]
Gross carrying amounts, beginning balance	4,083,543	4,315,870
Gross carrying amounts, Foreign currency translation	6,320	(232,327)
Gross carrying amounts, ending balance	4,089,863	4,083,543
Accumulated amortization, beginning balance	4,037,464	3,539,466
Accumulated amortization, Amortization expense	46,706	716,744
Accumulated amortization, Foreign currency translation	5,693	(218,746)
Accumulated amortization, ending balance	4,089,863	4,037,464
Total amortized intangible assets, net
Trademarks [Member]
Gross carrying amounts, beginning balance	892,848	943,645
Gross carrying amounts, Foreign currency translation	1,381	(50,797)
Gross carrying amounts, ending balance	894,229	892,848
Accumulated amortization, beginning balance	879,006	911,342
Accumulated amortization, Amortization expense	6,370	17,406
Accumulated amortization, Foreign currency translation	1,284	(49,742)
Accumulated amortization, ending balance	886,660	$ 879,006
Total amortized intangible assets, net	$ 7,569